ACQUISITIONS (Narrative) (Details)	12 Months Ended
Dec. 31, 2015 USD ($) a d mo shares
Acquisitions 1	95.00%
Acquisitions 2	$ 5,100,000
Acquisitions 3	3,500,000
Acquisitions 4	$ 1,600,000
Acquisitions 5	8.00%
Acquisitions 6	$ 1,000,000
Acquisitions 7 | d	10
Acquisitions 8	99.00%
Acquisitions 9	1.00%
Acquisitions 10	95.00%
Acquisitions 11	5.00%
Acquisitions 12	$ 6,780,000
Acquisitions 13	6,400,000
Acquisitions 14	$ 380,000
Acquisitions 15	4
Acquisitions 16	$ 1,400,000
Acquisitions 17 | shares	692,769
Acquisitions 18	$ 42,934
Acquisitions 19	50.00%
Acquisitions 20 | mo	6
Acquisitions 21 | a	26,017
Acquisitions 22	$ 100,000
Acquisitions 23	7.00%